Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.10%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$45,000	$50,294
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	60,000	64,934
Total asset-backed securities (Cost $109,659)				115,228

	Shares
Common stocks: 87.24%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA†	9	267
Utilities: 87.24%
Electric utilities: 48.94%
Alliant Energy Corp.	45,424	2,870,797
American Electric Power Co., Inc.	55,347	5,526,952
Constellation Energy Corp.	29,257	7,506,176
Duke Energy Corp.	47,276	5,533,656
Entergy Corp.	20,652	3,225,223
Eversource Energy	22,708	1,464,439
Exelon Corp.	93,661	3,705,229
FirstEnergy Corp.	59,028	2,511,641
NextEra Energy, Inc.	187,451	14,746,770
Southern Co.	73,408	6,542,855
Xcel Energy, Inc.	37,329	2,708,592
		56,342,330
Gas utilities: 3.82%
Atmos Energy Corp.	29,092	4,402,201
Independent power and renewable electricity producers: 3.39%
AES Corp.	59,085	770,468
Vistra Corp.	19,619	3,135,901
		3,906,369
Multi-utilities: 28.47%
Ameren Corp.	41,563	3,923,132
CenterPoint Energy, Inc.	103,727	3,383,575
CMS Energy Corp.	59,487	4,146,839
Dominion Energy, Inc.	41,016	2,409,690
DTE Energy Co.	36,603	4,603,925
Public Service Enterprise Group, Inc.	50,674	4,778,558
Sempra	70,955	6,646,355
WEC Energy Group, Inc.	28,511	2,881,036
		32,773,110
Water utilities: 2.62%
American Water Works Co., Inc.	22,022	3,015,693
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Shares	Value
Investment Companies: 0.00%
Resolute Topco, Inc.†	2,068	$6,376
Total common stocks (Cost $70,407,997)		100,446,346

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 29.75%
Basic materials: 0.34%
Chemicals: 0.24%
Chemours Co.144A	8.00%	1-15-2033	$120,000	120,669
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	165,000	160,629
				281,298
Iron/steel: 0.10%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	110,000	110,559
Communications: 4.54%
Advertising: 0.52%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	150,000	132,759
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	150,000	159,121
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	135,000	126,809
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	170,000	179,815
				598,504
Internet: 0.68%
Arches Buyer, Inc.144A	4.25	6-1-2028	125,000	116,693
Arches Buyer, Inc.144A	6.13	12-1-2028	80,000	72,408
Cablevision Lightpath LLC144A	3.88	9-15-2027	135,000	126,728
Cablevision Lightpath LLC144A	5.63	9-15-2028	130,000	120,677
Match Group Holdings II LLC144A	5.63	2-15-2029	355,000	351,609
				788,115
Media: 2.12%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	345,000	287,659
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	409,511
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	50,000	44,177
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	25,000	24,430
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	85,000	82,768
CSC Holdings LLC144A	3.38	2-15-2031	285,000	206,681
CSC Holdings LLC144A	4.63	12-1-2030	115,000	64,246
CSC Holdings LLC144A	5.50	4-15-2027	180,000	162,738
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	160,000	157,228
DISH DBS Corp.144A	5.75	12-1-2028	90,000	78,440
DISH Network Corp.144A	11.75	11-15-2027	235,000	249,669
Nexstar Media, Inc.144A	5.63	7-15-2027	125,000	123,186
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	100,000	94,616
Sirius XM Radio, Inc.144A	4.13	7-1-2030	260,000	234,582
Townsquare Media, Inc.144A	6.88	2-1-2026	220,000	219,729
				2,439,660
See accompanying notes to portfolio of investments
2 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 1.22%
CommScope LLC144A	6.00%	3-1-2026	$345,000	$338,813
CommScope LLC144A	8.25	3-1-2027	105,000	97,407
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	125,000	112,874
Level 3 Financing, Inc.144A	3.63	1-15-2029	130,000	103,675
Level 3 Financing, Inc.144A	3.88	10-15-2030	110,000	87,725
Level 3 Financing, Inc.144A	10.50	4-15-2029	260,000	290,877
Lumen Technologies, Inc.144A	10.00	10-15-2032	98,125	97,880
Viasat, Inc.144A	5.63	4-15-2027	115,000	109,727
Windstream Services LLC/Windstream Escrow Finance Corp.144A	7.75	8-15-2028	115,000	115,902
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	45,000	46,984
				1,401,864
Consumer, cyclical: 5.06%
Airlines: 0.20%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	185,000	184,692
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	49,014	48,083
				232,775
Apparel: 0.07%
Crocs, Inc.144A	4.13	8-15-2031	95,000	83,380
Auto parts & equipment: 0.09%
Cooper Tire & Rubber Co. LLC	7.63	3-15-2027	107,000	107,802
Entertainment: 1.05%
CCM Merger, Inc.144A	6.38	5-1-2026	430,000	430,009
Churchill Downs, Inc.144A	6.75	5-1-2031	170,000	174,023
Cinemark USA, Inc.144A	7.00	8-1-2032	365,000	377,983
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	220,000	225,463
				1,207,478
Home builders: 0.25%
LGI Homes, Inc.144A	8.75	12-15-2028	150,000	159,136
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	60,000	58,554
Tri Pointe Homes, Inc.	5.70	6-15-2028	65,000	65,220
				282,910
Housewares: 0.15%
Newell Brands, Inc.	6.38	5-15-2030	175,000	178,256
Leisure time: 0.68%
NCL Corp. Ltd.144A	5.88	2-15-2027	75,000	75,078
NCL Corp. Ltd.144A	7.75	2-15-2029	110,000	117,354
NCL Corp. Ltd.144A	8.13	1-15-2029	55,000	58,369
Sabre Global, Inc.144A	10.75	11-15-2029	297,687	300,218
Viking Cruises Ltd.144A	7.00	2-15-2029	225,000	227,234
				778,253
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Lodging: 0.11%
Genting New York LLC/GENNY Capital, Inc.144A	7.25%	10-1-2029	$120,000	$123,246
Retail: 2.46%
Bath & Body Works, Inc.144A	6.63	10-1-2030	135,000	138,230
Carvana Co. (PIK at 13.00%)144A¥	13.00	6-1-2030	205,000	225,252
FirstCash, Inc.144A	4.63	9-1-2028	90,000	86,369
FirstCash, Inc.144A	6.88	3-1-2032	215,000	219,211
Gap, Inc.144A	3.88	10-1-2031	220,000	193,460
Group 1 Automotive, Inc.144A	6.38	1-15-2030	105,000	106,185
Kohl’s Corp.	4.63	5-1-2031	105,000	84,886
Lithia Motors, Inc.144A	4.38	1-15-2031	195,000	179,184
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	125,000	122,268
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	240,000	229,320
Michaels Cos., Inc.144A	7.88	5-1-2029	190,000	101,705
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	8.50	10-1-2028	130,000	131,987
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	260,000	255,667
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	190,000	194,016
Sonic Automotive, Inc.144A	4.63	11-15-2029	65,000	61,106
Sonic Automotive, Inc.144A	4.88	11-15-2031	155,000	142,340
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	100,000	105,581
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	150,000	151,039
Yum! Brands, Inc.	4.63	1-31-2032	115,000	108,154
				2,835,960
Consumer, non-cyclical: 3.88%
Commercial services: 1.10%
Allied Universal Holdco LLC144A	7.88	2-15-2031	140,000	143,360
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	195,000	178,953
Block, Inc.144A	6.50	5-15-2032	190,000	194,935
CoreCivic, Inc.	8.25	4-15-2029	315,000	334,532
GEO Group, Inc.	8.63	4-15-2029	85,000	89,906
Service Corp. International	5.75	10-15-2032	110,000	109,592
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	235,000	214,839
				1,266,117
Food: 0.70%
B&G Foods, Inc.144A	8.00	9-15-2028	360,000	370,443
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	120,000	109,881
Performance Food Group, Inc.144A	6.13	9-15-2032	105,000	105,931
U.S. Foods, Inc.144A	5.75	4-15-2033	220,000	217,223
				803,478
Healthcare-services: 1.56%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	145,000	123,768
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	125,000	116,417
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	70,000	56,404
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	80,000	83,249
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	175,000	180,296
See accompanying notes to portfolio of investments
4 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
DaVita, Inc.144A	6.88%	9-1-2032	$255,000	$263,377
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	100,000	69,381
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	225,000	105,484
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	155,000	149,878
Star Parent, Inc.144A	9.00	10-1-2030	185,000	191,013
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	95,000	97,654
Tenet Healthcare Corp.	6.75	5-15-2031	355,000	363,709
				1,800,630
Household products/wares: 0.10%
Central Garden & Pet Co.	4.13	10-15-2030	120,000	110,677
Pharmaceuticals: 0.42%
AdaptHealth LLC144A	5.13	3-1-2030	255,000	235,740
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	235,000	250,140
				485,880
Energy: 4.58%
Energy-alternate sources: 0.28%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	635,000	163,712
TerraForm Power Operating LLC144A	4.75	1-15-2030	175,000	164,084
				327,796
Oil & gas: 1.27%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	90,000	93,342
California Resources Corp.144A	8.25	6-15-2029	120,000	123,150
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	235,000	240,462
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	150,000	158,403
Expand Energy Corp.	8.38	9-15-2028	110,000	113,062
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	170,000	161,248
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	30,000	28,481
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	100,000	105,620
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	60,000	59,579
Murphy Oil Corp.	6.00	10-1-2032	110,000	107,694
Nabors Industries Ltd.144A	7.50	1-15-2028	70,000	67,860
Nabors Industries, Inc.144A	9.13	1-31-2030	190,000	197,535
				1,456,436
Oil & gas services: 0.53%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	110,000	111,504
Bristow Group, Inc.144A	6.88	3-1-2028	330,000	329,781
Oceaneering International, Inc.	6.00	2-1-2028	170,000	168,733
				610,018
Pipelines: 2.50%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	130,000	132,099
Buckeye Partners LP	5.85	11-15-2043	150,000	132,448
Buckeye Partners LP144A	6.88	7-1-2029	90,000	91,807
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50%	6-15-2031	$200,000	$192,793
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	195,000	206,269
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	40,000	42,547
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	70,000	70,032
Harvest Midstream I LP144A	7.50	9-1-2028	175,000	179,026
Harvest Midstream I LP144A	7.50	5-15-2032	125,000	128,447
Hess Midstream Operations LP144A	5.50	10-15-2030	80,000	78,579
Hess Midstream Operations LP144A	6.50	6-1-2029	40,000	40,908
Kinetik Holdings LP144A	5.88	6-15-2030	240,000	239,503
Prairie Acquiror LP144A	9.00	8-1-2029	180,000	186,289
Rockies Express Pipeline LLC144A	6.88	4-15-2040	285,000	275,583
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	270,000	255,560
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	102,375
Venture Global LNG, Inc.144A	8.38	6-1-2031	305,000	321,468
Venture Global LNG, Inc.144A	9.88	2-1-2032	95,000	105,642
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	90,000	93,267
				2,874,642
Financial: 4.87%
Banks: 0.18%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	210,000	202,992
Diversified financial services: 2.05%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	285,000	279,663
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	115,000	112,079
Encore Capital Group, Inc.144A	9.25	4-1-2029	200,000	214,897
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	50,000	50,202
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	125,000	130,078
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	130,000	121,523
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	100,000	100,621
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	105,000	112,114
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	195,000	196,956
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	155,000	159,909
Navient Corp.	11.50	3-15-2031	75,000	85,345
OneMain Finance Corp.	9.00	1-15-2029	245,000	260,754
PRA Group, Inc.144A	5.00	10-1-2029	239,000	219,842
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	105,000	91,316
United Wholesale Mortgage LLC144A	5.50	4-15-2029	235,000	227,368
				2,362,667
Insurance: 1.01%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	240,000	241,446
AmWINS Group, Inc.144A	4.88	6-30-2029	85,000	80,500
AmWINS Group, Inc.144A	6.38	2-15-2029	115,000	116,107
AssuredPartners, Inc.144A	5.63	1-15-2029	150,000	142,471
BroadStreet Partners, Inc.144A	5.88	4-15-2029	130,000	125,294
See accompanying notes to portfolio of investments
6 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
HUB International Ltd.144A	5.63%	12-1-2029	$95,000	$92,515
HUB International Ltd.144A	7.25	6-15-2030	30,000	31,119
HUB International Ltd.144A	7.38	1-31-2032	225,000	230,187
Panther Escrow Issuer LLC144A	7.13	6-1-2031	105,000	107,555
				1,167,194
Investment Companies: 0.09%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	45,000	43,259
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	6-15-2030	65,000	64,521
				107,780
REITS: 1.54%
Blackstone Mortgage Trust, Inc.144A%%	7.75	12-1-2029	55,000	55,899
Brandywine Operating Partnership LP	8.88	4-12-2029	190,000	205,182
Iron Mountain, Inc.144A	4.50	2-15-2031	185,000	172,316
Iron Mountain, Inc.144A	5.25	7-15-2030	315,000	305,622
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	220,000	227,889
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	140,000	126,912
Service Properties Trust	8.38	6-15-2029	180,000	178,744
Service Properties Trust144A	8.63	11-15-2031	275,000	290,133
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	60,000	51,725
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	145,000	154,047
				1,768,469
Industrial: 3.11%
Aerospace/defense: 0.47%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	190,000	211,071
TransDigm, Inc.144A	6.63	3-1-2032	325,000	332,894
				543,965
Building materials: 0.74%
Builders FirstSource, Inc.144A	6.38	3-1-2034	150,000	152,873
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	275,000	270,994
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	135,000	122,675
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	240,000	242,652
JELD-WEN, Inc.144A	7.00	9-1-2032	60,000	58,518
				847,712
Electrical components & equipment: 0.33%
Energizer Holdings, Inc.144A	4.38	3-31-2029	165,000	155,031
WESCO Distribution, Inc.144A	6.63	3-15-2032	215,000	221,851
				376,882
Environmental control: 0.11%
Clean Harbors, Inc.144A	6.38	2-1-2031	130,000	132,329
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hand/machine tools: 0.39%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50%	6-15-2028	$155,000	$171,296
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	272,994	275,724
				447,020
Machinery-diversified: 0.16%
Chart Industries, Inc.144A	7.50	1-1-2030	95,000	99,243
Chart Industries, Inc.144A	9.50	1-1-2031	75,000	81,015
				180,258
Packaging & containers: 0.35%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	155,000	154,393
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	60,000	60,611
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	80,000	81,896
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	105,000	109,291
				406,191
Transportation: 0.14%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	165,000	165,908
Trucking & leasing: 0.42%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	105,000	104,924
Fortress Transportation & Infrastructure Investors LLC144A	5.88	4-15-2033	80,000	79,020
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	205,000	212,473
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	80,000	82,632
				479,049
Technology: 1.79%
Computers: 0.37%
Insight Enterprises, Inc.144A	6.63	5-15-2032	105,000	107,409
McAfee Corp.144A	7.38	2-15-2030	100,000	97,237
Seagate HDD Cayman	8.50	7-15-2031	205,000	221,045
				425,691
Office/business equipment: 0.15%
Zebra Technologies Corp.144A	6.50	6-1-2032	165,000	169,284
Semiconductors: 0.10%
Entegris, Inc.144A	5.95	6-15-2030	110,000	110,185
Software: 1.17%
Athenahealth Group, Inc.144A	6.50	2-15-2030	275,000	263,231
Cloud Software Group, Inc.144A	6.50	3-31-2029	235,000	230,854
Cloud Software Group, Inc.144A	8.25	6-30-2032	175,000	182,330
Cloud Software Group, Inc.144A	9.00	9-30-2029	305,000	308,779
Ellucian Holdings, Inc.144A	6.50	12-1-2029	70,000	71,239
Rocket Software, Inc.144A	9.00	11-28-2028	170,000	176,604
SS&C Technologies, Inc.144A	6.50	6-1-2032	115,000	117,667
				1,350,704
See accompanying notes to portfolio of investments
8 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 1.58%
Electric: 1.58%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60%	1-15-2055	$180,000	$187,435
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	160,000	167,764
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	205,000	211,961
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	205,000	209,786
PG&E Corp.	5.25	7-1-2030	225,000	221,067
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	210,000	217,025
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	225,000	213,136
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	105,000	105,998
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	110,000	117,946
Vistra Operations Co. LLC144A	7.75	10-15-2031	160,000	169,936
				1,822,054
Total corporate bonds and notes (Cost $34,098,697)				34,252,068
Loans: 1.55%
Communications: 0.14%
Media: 0.14%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	9.11	1-18-2028	44,886	44,028
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	9.07	9-30-2027	171,830	117,274
				161,302
Consumer, cyclical: 0.72%
Airlines: 0.05%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.37	10-20-2027	61,196	62,390
Auto parts & equipment: 0.12%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.85	3-30-2027	144,086	139,043
Entertainment: 0.12%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.92	10-31-2031	145,000	144,214
Housewares: 0.08%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.32	10-30-2029	88,875	89,408
Retail: 0.35%
Chinos Intermediate Holding, Inc. (U.S. SOFR 3 Month+6.00%)±	10.56	9-26-2031	135,000	136,519
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.12	3-3-2028	185,000	176,695
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.42	2-11-2028	84,473	84,368
				397,582
Consumer, non-cyclical: 0.26%
Healthcare-services: 0.26%
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.00%)±	8.63	5-17-2031	34,913	34,967
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.34	7-1-2031	274,312	263,889
				298,856
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 9

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.16%
Energy-alternate sources: 0.10%
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+7.00%)±	12.60%	12-13-2024	$111,593	$112,151
Pipelines: 0.06%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	9.32	8-1-2029	69,650	70,085
Financial: 0.22%
Diversified financial services: 0.08%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)±	11.37	4-30-2027	101,625	92,733
Insurance: 0.09%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.94	1-31-2028	54,633	53,560
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.35	5-6-2032	47,368	48,339
				101,899
REITS: 0.05%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 3 Month+3.75%)‡±	8.23	11-26-2028	60,000	60,075
Technology: 0.05%
Software: 0.05%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.82	11-28-2028	49,749	50,021
Total loans (Cost $1,830,941)				1,779,759
Yankee corporate bonds and notes: 5.70%
Basic materials: 0.12%
Chemicals: 0.12%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	160,000	139,781
Communications: 0.81%
Internet: 0.10%
Rakuten Group, Inc.144A	9.75	4-15-2029	100,000	109,218
Media: 0.30%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	250,000	220,787
VZ Secured Financing BV144A	5.00	1-15-2032	145,000	129,578
				350,365
Telecommunications: 0.41%
Altice Financing SA144A	9.63	7-15-2027	65,000	61,257
Altice France SA144A	5.50	10-15-2029	145,000	111,497
Telecom Italia Capital SA	7.20	7-18-2036	125,000	128,311
Zegona Finance PLC144A	8.63	7-15-2029	165,000	175,312
				476,377
Consumer, cyclical: 1.32%
Airlines: 0.56%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	340,000	362,950
See accompanying notes to portfolio of investments
10 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Latam Airlines Group SA144A	7.88%	4-15-2030	$130,000	$133,218
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	150,000	150,133
				646,301
Entertainment: 0.18%
Banijay Entertainment SASU144A	8.13	5-1-2029	200,000	208,273
Leisure time: 0.58%
Carnival Corp.144A	6.00	5-1-2029	300,000	301,049
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	50,000	50,087
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	100,000	101,257
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	210,000	214,546
				666,939
Consumer, non-cyclical: 0.65%
Cosmetics/Personal Care: 0.15%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	175,000	174,410
Pharmaceuticals: 0.50%
1375209 BC Ltd.144A	9.00	1-30-2028	65,000	64,964
Bausch Health Cos., Inc.144A	5.25	1-30-2030	160,000	89,600
Bausch Health Cos., Inc.144A	6.13	2-1-2027	180,000	166,052
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	230,000	258,627
				579,243
Energy: 0.86%
Coal: 0.00%
Griffin Coal Mining Co. Pty. Ltd.144A♦†	9.50	12-1-2049	60,913	0
Oil & gas: 0.31%
Baytex Energy Corp.144A	8.50	4-30-2030	80,000	82,940
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	157,250	156,491
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	117,000	117,635
				357,066
Pipelines: 0.55%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	180,000	189,778
Northriver Midstream Finance LP144A	6.75	7-15-2032	210,000	215,177
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	215,000	221,964
				626,919
Financial: 1.18%
Banks: 0.72%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	120,000	125,436
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	100,000	109,369
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.66%)144A±	8.45	6-29-2038	80,000	83,762
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	110,000	113,147
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 11

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70%	9-17-2025	$200,000	$199,946
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	205,000	194,058
				825,718
Diversified financial services: 0.46%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	110,000	114,062
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	195,000	195,807
GGAM Finance Ltd.144A	5.88	3-15-2030	225,000	222,680
				532,549
Industrial: 0.57%
Aerospace/defense: 0.15%
Bombardier, Inc.144A	8.75	11-15-2030	160,000	173,174
Electronics: 0.13%
Sensata Technologies BV144A	5.88	9-1-2030	155,000	153,662
Machinery-diversified: 0.10%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	110,000	110,414
Packaging & containers: 0.19%
Trivium Packaging Finance BV144A	8.50	8-15-2027	215,000	215,384
Utilities: 0.19%
Electric: 0.19%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	235,000	221,326
Total yankee corporate bonds and notes (Cost $6,515,317)				6,567,119

		Yield	Shares
Short-term investments: 1.47%
Investment companies: 1.47%
Allspring Government Money Market Fund Select Class♠∞##		4.58	1,687,261	1,687,261
Total short-term investments (Cost $1,687,261)				1,687,261
Total investments in securities (Cost $114,649,872)	125.81%			144,847,781
Other assets and liabilities, net	(25.81)			(29,714,867)
Total net assets	100.00%			$115,132,914

See accompanying notes to portfolio of investments
12 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2024 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$911,182	$6,371,987	$(5,595,908)	$0	$0	$1,687,261	1,687,261	$15,619
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 13

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
14 | Allspring Utilities and High Income Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$115,228	$0	$115,228
Common stocks
Communication services	0	267	0	267
Investment Companies	0	6,376	0	6,376
Utilities	100,439,703	0	0	100,439,703
Corporate bonds and notes	0	34,252,068	0	34,252,068
Loans	0	1,602,410	177,349	1,779,759
Yankee corporate bonds and notes	0	6,567,119	0	6,567,119
Short-term investments
Investment companies	1,687,261	0	0	1,687,261
Total assets	$102,126,964	$42,543,468	$177,349	$144,847,781
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Utilities and High Income Fund | 15